Other Equity Instruments - Summary of Other Equity Instruments (Detail) Unit_pure in Millions		12 Months Ended
		Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of other equity instruments [line items]
Beginning balance		1,951	1,943	2,363
Shares granted / Share options cost incurred		49	33	32
Shares vested / Share options forfeited		(28)	(25)	(23)
Securities redeemed				(429)
Ending balance		1,972	1,951	1,943
Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Beginning balance		1,951	1,943
Shares granted / Share options cost incurred		49	33
Shares vested / Share options forfeited		(28)	(25)
Ending balance		1,972	1,951	1,943
Perpetual contingent convertible securities [member]
Disclosure of other equity instruments [line items]
Beginning balance		500	500	500
Shares granted / Share options cost incurred		0
Shares vested / Share options forfeited		0
Ending balance		500	500	500
Perpetual contingent convertible securities [member] | Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Beginning balance		500	500
Ending balance		500	500	500
Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Beginning balance		923	923	1,352
Shares granted / Share options cost incurred		0
Shares vested / Share options forfeited		0
Securities redeemed				(429)
Ending balance		923	923	923
Junior perpetual capital securities [member] | Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Beginning balance		923	923
Ending balance		923	923	923
Perpetual cumulative subordinated bonds [member]
Disclosure of other equity instruments [line items]
Beginning balance		454	454	454
Shares granted / Share options cost incurred		0
Shares vested / Share options forfeited		0
Ending balance		454	454	454
Perpetual cumulative subordinated bonds [member] | Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Beginning balance		454	454
Ending balance		454	454	454
Share options and incentive plans [member]
Disclosure of other equity instruments [line items]
Beginning balance	[1]	74	66	57
Shares granted / Share options cost incurred	[1]	49	33	32
Shares vested / Share options forfeited	[1]	(28)	(25)	(23)
Ending balance	[1]	95	74	66
Share options and incentive plans [member] | Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Beginning balance		74	66
Shares granted / Share options cost incurred		49	33
Shares vested / Share options forfeited		(28)	(25)
Ending balance		95	74	66

[1]	Incentive plans include the shares granted to personnel which are not yet vested.